Associated entities and consolidated subsidiaries (Tables)	12 Months Ended
Dec. 31, 2021
Associated entities and consolidated subsidiaries
Schedule of associated entities

		Place of	Percentage of
		incorporation and	direct
	Principal activity	operation	shareholding

Santander Merchant Platform Solutions México, S.A. de C.V.	Merchant Business	Mexico City	49%

Summary of balance sheet and income statements of associated entity

	2020	2021

Current assets	502	5,678
Non-current assets	491	3,549
Current liabilities	(290)	(6,119)
Non-current liabilities	(25)	(31)
Net assets	678	3,077

Following is a summary of the income statements on the associated entity as of December 31, 2020 and 2021:

	2020	2021

Revenue	1,834	2,399
Expenses	(1,464)	(1,728)
Operating profit before tax	370	671
Income tax	(7)	(178)
Profit for the year	363	493

Reconciliation of carrying amount of associated entities

	2020	2021

Reconciliation to carrying amount:
Net assets on investment date	315	2,584
Profit for the period	363	493
Closing net assets	678	3,077
Bank’s share in associated entity (percentage)	49%	49%
Bank’s share in associated entity	332	1,508
Goodwill	669	669
Sale of merchant contracts	—	(784)
Other adjustments	—	(13)
Carrying amount as of December 31, 2020	1,001	1,380

Schedule of composition of the Bank

The subsidiaries of Banco Santander México, all of which have been included in the consolidated financial statements as of December 31, 2021, are as follows:

		Proportion of	Proportion of
		ownership interest	voting power
Name of subsidiary	Principal activity	held by the Bank	held by the Bank
Santander Consumo, S.A. de C.V., Sociedad Financiera de Objeto Múltiple, Entidad Regulada	Credit card loans	99.99%	100%
Santander Inclusión Financiera, S.A. de C.V., Sociedad Financiera de Objeto Múltiple, Entidad Regulada	Retail loans	99.99%	100%
Centro de Capacitación Santander, A.C.	Not-for-profit (Educational institute)	99.99%	100%
Fideicomiso 100740 Banco Santander, S.A.	Settlement trust	99.99%	100%
Fideicomiso GFSSLPT, Banco Santander, S.A.	Settlement trust	89.14%	100%
Santander Servicios Corporativos, S.A. de C.V.	Services	99.99%	100%
Santander Servicios Especializados, S.A. de C.V.	Services	99.99%	100%
Santander Tecnología México, S.A. de C.V.	Technology services	99.99%	100%
Openbank Santander México, S.A. de C.V., Sociedad Financiera de Objeto Múltiple, Entidad Regulada	Financial services	99.99%	100%